UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2011

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/11 (Unaudited)

COMMON STOCKS (89.4%)(a)
	Shares	Value

Aerospace and defense (2.8%)

Embraer SA ADR (Brazil)	241,200	$6,148,188

General Dynamics Corp.(S)	70,376	4,509,694

L-3 Communications Holdings, Inc.(S)	186,040	12,617,233

Northrop Grumman Corp.(S)	986,990	53,909,394

Raytheon Co.(S)	139,658	6,037,415

		83,221,924
Auto components (1.1%)

Autoliv, Inc. (Sweden)(S)	177,240	9,893,537

TRW Automotive Holdings Corp.(NON)	500,780	20,877,518

		30,771,055
Automobiles (1.9%)

Ford Motor Co.(NON)	2,476,140	27,534,677

General Motors Co.(NON)(S)	1,180,120	28,358,284

		55,892,961
Biotechnology (0.2%)

Dendreon Corp.(NON)(S)	552,800	6,788,384

		6,788,384
Capital markets (3.1%)

Invesco, Ltd.	422,480	7,731,384

State Street Corp.	2,376,580	84,416,122

		92,147,506
Chemicals (1.3%)

Ashland, Inc.(S)	478,060	25,341,961

Cabot Corp.	233,700	8,046,291

LyondellBasell Industries NV Class A (Netherlands)	121,600	4,213,440

		37,601,692
Commercial banks (4.1%)

Popular, Inc. (Puerto Rico)(NON)	3,831,105	7,968,698

U.S. Bancorp(S)	1,390,410	32,271,416

Wells Fargo & Co.(S)	3,072,140	80,182,854

		120,422,968
Commercial services and supplies (1.2%)

Avery Dennison Corp.	903,490	26,300,594

R. R. Donnelley & Sons Co.	672,640	10,257,760

		36,558,354
Communications equipment (2.7%)

Cisco Systems, Inc.	3,653,650	57,289,232

Harris Corp.	161,380	6,511,683

Qualcomm, Inc.	143,520	7,385,539

Tellabs, Inc.(S)	2,328,860	9,501,749

		80,688,203
Computers and peripherals (1.3%)

EMC Corp.(NON)(S)	353,358	7,982,357

SanDisk Corp.(NON)	788,890	28,912,819

		36,895,176
Consumer finance (3.4%)

Discover Financial Services	3,965,464	99,771,074

		99,771,074
Containers and packaging (0.8%)

Sonoco Products Co.	666,220	21,045,890

Temple-Inland, Inc.	112,400	2,720,080

		23,765,970
Diversified financial services (0.7%)

Citigroup, Inc.	267,800	8,315,190

JPMorgan Chase & Co.	313,281	11,766,834

		20,082,024
Diversified telecommunication services (2.4%)

AT&T, Inc.(S)	1,297,800	36,961,344

Verizon Communications, Inc.(S)	960,370	34,736,583

		71,697,927
Electric utilities (1.9%)

Entergy Corp.(S)	45,800	2,986,618

NV Energy, Inc.	1,740,630	25,970,200

Pepco Holdings, Inc.(S)	1,466,650	28,570,342

		57,527,160
Electrical equipment (0.4%)

Hubbell, Inc. Class B(S)	202,930	11,999,251

		11,999,251
Energy equipment and services (0.3%)

National Oilwell Varco, Inc.	111,140	7,348,577

		7,348,577
Food and staples retail (1.2%)

CVS Caremark Corp.(S)	1,031,400	37,037,574

		37,037,574
Health-care equipment and supplies (2.4%)

Baxter International, Inc.	500,100	27,995,598

Covidien PLC (Ireland)	483,825	25,245,989

Medtronic, Inc.(S)	521,910	18,303,384

		71,544,971
Health-care providers and services (3.7%)

Aetna, Inc.	798,210	31,952,346

CIGNA Corp.	880,200	41,140,548

Lincare Holdings, Inc.(S)	743,280	16,002,818

Quest Diagnostics, Inc.(S)	392,440	19,649,471

		108,745,183
Hotels, restaurants, and leisure (0.2%)

Wyndham Worldwide Corp.	133,010	4,320,165

		4,320,165
Household durables (0.5%)

Jarden Corp.(S)	480,060	13,940,942

		13,940,942
Household products (2.7%)

Energizer Holdings, Inc.(NON)(S)	203,230	15,339,800

Kimberly-Clark Corp.(S)	917,970	63,486,805

		78,826,605
Independent power producers and energy traders (1.1%)

AES Corp. (The)(NON)	3,038,170	32,994,526

		32,994,526
Industrial conglomerates (1.2%)

Tyco International, Ltd.	834,630	34,703,915

		34,703,915
Insurance (6.8%)

Aflac, Inc.	263,030	9,921,492

Alterra Capital Holdings, Ltd. (Bermuda)(S)	178,900	3,649,560

Assurant, Inc.	790,840	27,813,843

Assured Guaranty, Ltd. (Bermuda)	672,471	9,071,634

Everest Re Group, Ltd.	120,860	9,753,402

Hartford Financial Services Group, Inc. (The)	1,827,830	34,984,666

MetLife, Inc.(S)	269,070	9,040,752

PartnerRe, Ltd.	284,750	16,227,903

Prudential Financial, Inc.	503,760	25,293,790

Transatlantic Holdings, Inc.	62,300	3,154,249

Validus Holdings, Ltd.	1,213,290	31,327,148

XL Group PLC	989,111	20,583,400

		200,821,839
Leisure equipment and products (1.2%)

Hasbro, Inc.(S)	303,000	11,738,220

Mattel, Inc.	890,410	23,925,317

		35,663,537
Life sciences tools and services (0.2%)

Thermo Fisher Scientific, Inc.(NON)	96,370	5,293,604

		5,293,604
Machinery (1.7%)

Eaton Corp.	64,530	2,771,564

Ingersoll-Rand PLC(S)	860,470	28,834,350

Parker Hannifin Corp.	252,690	18,555,027

		50,160,941
Media (6.9%)

Comcast Corp. Special Class A(S)	2,918,450	61,754,402

Interpublic Group of Companies, Inc. (The)(S)	6,673,170	57,589,457

McGraw-Hill Cos., Inc. (The)	625,470	26,338,542

News Corp. Class A	581,300	10,039,051

Time Warner, Inc.(S)	1,557,290	49,303,801

		205,025,253
Multi-utilities (0.9%)

Ameren Corp.	911,300	27,575,938

		27,575,938
Office electronics (0.8%)

Xerox Corp.	2,954,160	24,519,528

		24,519,528
Oil, gas, and consumable fuels (13.6%)

Apache Corp.(S)	153,580	15,829,491

Chevron Corp.(S)	856,680	84,734,219

Exxon Mobil Corp.(S)	297,100	21,997,284

Hess Corp.	558,900	33,165,126

Marathon Petroleum Corp.(NON)	492,400	18,248,344

Newfield Exploration Co.(NON)	205,500	10,490,775

Noble Energy, Inc.	92,420	8,166,231

Royal Dutch Shell PLC ADR (United Kingdom)(S)	1,042,110	69,873,476

Sunoco, Inc.(S)	519,500	19,813,730

Total SA (France)	2,499,059	122,131,318

		404,449,994
Paper and forest products (1.2%)

International Paper Co.(S)	1,364,110	37,035,587

		37,035,587
Personal products (0.6%)

Avon Products, Inc.(S)	796,410	17,967,010

		17,967,010
Pharmaceuticals (5.1%)

Johnson & Johnson	167,670	11,032,686

Merck & Co., Inc.	210,900	6,985,008

Pfizer, Inc.	6,963,110	132,159,828

		150,177,522
Professional services (1.1%)

Dun & Bradstreet Corp. (The)	499,060	33,382,123

		33,382,123
Real estate investment trusts (REITs) (1.5%)

Chimera Investment Corp.(S)	3,224,440	9,770,053

CreXus Investment Corp.	1,378,499	12,888,966

Invesco Mortgage Capital, Inc.	150,400	2,653,056

MFA Financial, Inc.(S)	2,693,760	20,176,262

		45,488,337
Semiconductors and semiconductor equipment (1.0%)

Applied Materials, Inc.	1,413,300	15,998,556

Atmel Corp.(NON)	227,400	2,071,614

Intel Corp.	29,000	583,770

Lam Research Corp.(NON)	279,610	10,390,308

		29,044,248
Software (0.4%)

BMC Software, Inc.(NON)	72,650	2,950,317

CA, Inc.	466,300	9,787,637

		12,737,954
Specialty retail (0.2%)

Staples, Inc.	487,600	7,187,224

		7,187,224
Tobacco (2.4%)

Philip Morris International, Inc.	1,032,150	71,548,638

		71,548,638
Wireless telecommunication services (1.2%)

Telephone and Data Systems, Inc.(S)	357,670	9,167,082

Vodafone Group PLC ADR (United Kingdom)	1,018,600	26,829,924

		35,997,006

Total common stocks (cost $2,538,371,414)		$2,649,370,370

CONVERTIBLE PREFERRED STOCKS (4.8%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	594,547	$36,190,076

PPL Corp. $4.375 cv. pfd.	1,026,115	56,754,421

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	2,796,714	25,995,457

Unisys Corp. Ser. A, 6.25% cv. pfd.	391,215	23,228,391

Total convertible preferred stocks (cost $158,816,834)		$142,168,345

CONVERTIBLE BONDS AND NOTES (3.3%)(a)
	Principal amount	Value

Alliance Data Systems Corp. cv. sr. unsec. notes 4 3/4s, 2014	$36,178,000	$74,436,235

MGIC Investment Corp. cv. sr. notes 5s, 2017	18,271,000	11,830,473

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	11,065,410

Total convertible bonds and notes (cost $70,888,912)		$97,332,118

INVESTMENT COMPANIES (0.9%)(a)
	Shares	Value

Apollo Investment Corp.	1,961,000	$17,825,490

Ares Capital Corp.	589,790	8,970,698

Total investment Companies (cost $29,376,569)		$26,796,188

SHORT-TERM INVESTMENTS (14.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.17%(d)	383,308,234	$383,308,234

Putnam Money Market Liquidity Fund 0.05%(e)	47,749,393	47,749,393

Total short-term investments (cost $431,057,627)		$431,057,627

TOTAL INVESTMENTS

Total investments (cost $3,228,511,356)(b)		$3,346,724,648

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2010 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $2,963,876,791.
(b)	The aggregate identified cost on a tax basis is $3,243,674,999, resulting in gross unrealized appreciation and depreciation of $349,034,751 and $245,985,102, respectively, or net unrealized appreciation of $103,049,649.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $376,093,607. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $383,308,234 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $24,635 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $582,712,697 and $564,094,863, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$352,801,137	$—	$—
Consumer staples	205,379,827	—	—
Energy	289,667,253	122,131,318	—
Financials	578,733,748	—	—
Health care	342,549,664	—	—
Industrials	250,026,508	—	—
Information technology	183,885,109	—	—
Materials	98,403,249	—	—
Telecommunication services	107,694,933	—	—
Utilities	118,097,624	—	—
Total common stocks	2,527,239,052	122,131,318	—
Convertible bonds and notes	—	97,332,118	—
Convertible preferred stocks	—	142,168,345	—
Investment Companies	26,796,188	—	—
Short-term investments	47,749,393	383,308,234	—

Totals by level	$2,601,784,633	$744,940,015	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011